Property, Equipment and Software, Net	6 Months Ended
Jun. 30, 2025
Property, Equipment and Software, Net [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 8 – PROPERTY, EQUIPMENT AND SOFTWARE, NET

At June 30, 2025 and December 31, 2024, property, equipment and software consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Office furniture	$48,316	$47,418
Transportation equipment	163,293	160,257
Building and improvements	580,930	570,130
Software	1,650,391	1,619,709
	2,442,930	2,397,514
Less: accumulated depreciation and amortization	(1,831,464)	(1,652,573)
	$611,466	$744,941